BASIS OF PREPARATION AND PRESENTATION	12 Months Ended
Dec. 31, 2019
Disclosure of notes and other explanatory information [Abstract]
BASIS OF PREPARATION AND PRESENTATION	BASIS OF PREPARATION AND PRESENTATION
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”), effective as of December 31, 2019.

The consolidated financial statements have been prepared on a historical cost basis, except for certain financial assets and liabilities (including derivative instruments) measured at fair value as explained in Note 3. Accounting policies are consistently applied to all years presented, unless otherwise stated.

The functional and presentation currencies of the Company and all its subsidiaries is the United States Dollar ("US Dollar"), and all values herein are rounded to the nearest million except where otherwise indicated. References to ARS, BRL, C$, and CLP are to Argentine Pesos, Brazilian Reais, Canadian Dollars and Chilean Pesos, respectively.
The consolidated financial statements were authorized for issuance by the Board of Directors on February 13, 2020.